Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Postemployment Benefits Disclosure
EMPLOYEE BENEFIT PLANS
Overview
Our employees were employees of Valero until completion of the separation and the distribution from Valero described in Note 1. As a result, our employees participated in certain defined benefit and defined contribution plans sponsored by Valero. Valero charged us for all benefit costs associated with our employees and carried the obligations for employee benefit plans in its financial statements. Our share of those costs was charged to us through affiliate billings and reflected in operating expenses and general and administrative expenses.
Because we were not the plan sponsor of these plans, our combined balance sheets do not reflect any assets or liabilities related to these plans.
Following the completion of the separation and the distribution, our active employees no longer participate in benefit plans sponsored or maintained by Valero, and instead participate in our benefit plans. No assets and/or liabilities under Valero’s plans were transferred to us following completion of the separation and the distribution.
The information below is limited to amounts associated with our employees.
Valero’s Defined Benefit Plans
Valero is the sponsor of the defined benefit pension plans that cover certain of our employees. These plans provide eligible employees with retirement income based primarily on years of service and compensation during specific periods. Valero funds the pension plans as required by local regulations. The assets of the plans are held by major financial institutions and are well diversified and include investments in domestic and international equities, mutual funds, corporate debt instruments, government securities, common collective trusts, insurance contracts and cash and cash equivalents.
Valero also provides health care and life insurance benefits for certain retired employees through its postretirement benefit plans. Certain of our employees become eligible if, while still working for us, they reach normal retirement age or take early retirement. These plans are unfunded, and retired employees share the cost of the health care benefits.
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
U.S. pension cost	$2	$1	$1
Canadian pension cost	2	2	2
U.S. postretirement benefit cost	—	—	—

Summary of Valero’s Defined Contribution Plans
Valero Savings Plan
Valero is the sponsor of the Valero Savings Plan, which covered certain of our U.S. employees. Under this plan, participants contributed from 1% to 30% of their eligible compensation. Valero contributes $0.60 for every $1.00 of the participant’s contribution up to 6% of eligible compensation. At Valero’s discretion, it may also make profit-sharing contributions, which can range from 3.5% to 5% of eligible compensation, to the plan to be allocated to the participants.
Valero Energy Corporation Thrift Plan
Valero is the sponsor of the Valero Energy Corporation Thrift Plan, which covered our U.S. employees who are not covered by the Valero Savings Plan. Employees are immediately eligible to participate in the plan and receive employer matching contributions. Valero matched 100% of participant contributions up to 6% of each participant’s total annual salary, excluding cash bonuses.
Ultramar Ltd. Savings Plan
Valero is the sponsor of the Ultramar Ltd. Savings Plan, which covered all of our Canadian employees. Permanent employees are eligible after three months of service, temporary employees are eligible after one year of service, and seasonal employees are eligible after 220 days of services during 36 consecutive months. Valero contributed 9% of the employee’s base salary plus 50% of the employee’s voluntary contribution, which is limited to 6% of base salary. Valero’s contribution does not exceed 12% of the base salary.
For our allocation of benefit costs, we recorded expense as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Valero Savings Plan	$7	$5	$6
Valero Energy Corporation Thrift Plan	1	1	1
Ultramar Ltd. Savings Plan	3	3	3